Cover	Dec. 05, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40778
Entity Registrant Name	Oxus Acquisition Corp.
Entity Central Index Key	0001852973
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	300/26 Dostyk Avenue
Entity Address, City or Town	Almaty
Entity Address, Country	KZ
Entity Address, Postal Zip Code	050020
City Area Code	727
Local Phone Number	355-8021
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one Warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one Warrant
Trading Symbol	OXUSU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	OXUS
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	OXUSW
Security Exchange Name	NASDAQ